SUPPLEMENTAL CASH FLOW DATA (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
SUPPLEMENTAL CASH FLOW DATA [Abstract]
Cash payments for interest	$ 441	$ 3,468	$ 10,161	$ 21,606	$ 47,111	$ 57,281